INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	June 30,	December 31,
	2018	2017
	$	$

Raw materials, parts and supplies	1,804	1,707
Finished products	3,085	3,169

	4,889	4,876